Ordinary Shares (Details) - USD ($)	1 Months Ended
	Dec. 17, 2018	Dec. 31, 2019	Jun. 19, 2019	Mar. 29, 2019	Dec. 31, 2018
Ordinary Shares (Textual)
Shares issued				112
Common Class A [Member]
Ordinary Shares (Textual)
Ordinary shares, issued		6,597,362			6,537,269
Ordinary shares, outstanding		6,597,362			6,537,269
Common Class A [Member] | Warrant Holders [Member]
Ordinary Shares (Textual)
Shares issued			60,093
Ordinary shares, issued		6,597,362
Ordinary shares, outstanding		6,597,362
IPO [Member]
Ordinary Shares (Textual)
Shares issued	761,419
Shares issued, par value	$ 15.80
Gross proceeds from IPO	$ 12,030,420
Offering costs	$ 1,732,370	$ 1,732,229
IPO [Member] | Common Class A [Member]
Ordinary Shares (Textual)
Ordinary shares, issued		6,597,362
Ordinary shares, outstanding		6,597,362